DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current [Abstract]
Turnover tax credit balance	$ 0	$ 1,074
Income tax credit balance	0	962
VAT credit balance	105,367	101,460
Other tax receivables	7,229	15,430
Prepaid expenses	21,783	20,124
Advances to suppliers	375,505	70,203
Subsidies receivables	173,311	156,399
Easements to be recovered	0	0
Other Receivables UT	2,247	0
Others	9,874	12,620
Total	695,316	378,272
Non-Current [Abstract]
Turnover tax credit balance	0	0
Income tax credit balance	0	0
VAT credit balance	0	0
Other tax receivables	2,564	68,686	[1]
Prepaid expenses	0	0
Advances to suppliers	0	0
Subsidies receivables	0	0
Easements to be recovered	461	461
Other Receivables UT	0	0
Others	9,081	6,318
Total	12,106	75,465
Other non current tax receivables of income tax and VAT credits		65,539
Argentine Pesos [Member]
Current [Abstract]
Total	650,186	359,103
Non-Current [Abstract]
Total	12,106	75,465
U.S. Dollars [Member]
Current [Abstract]
Total	45,130	19,169
Non-Current [Abstract]
Total	$ 0	$ 0

[1]	As of December 31, 2016 other non current tax receivables include Ps. 65,539 of income tax and VAT credits generated by the reversion of the tariff increase credit.